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                      DRUEN, DIETRICH, REYNOLDS & KOOGLER
                                ATTORNEYS AT LAW
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216

                                 (614) 249-7817
                           FACSIMILE: (614) 249-2418


November 5, 1997

VIA ELECTRONIC TRANSMISSION
---------------------------

The United States Securities and
  Exchange Commission
Judiciary Plaza
450 fifth Street, N.W.
Washington, D.C. 20549

RE:  Nationwide Multi-Flex Variable Account
     Nationwide Life Insurance Company
     SEC File NO. 2-75174; 811-3338

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Nationwide Life Insurance Company (the "Company") and its Nationwide Multi-Flex Variable Account (the "Variable Account"), this is to certify that the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 25 to the Registration Statement for the Company and the Variable Account.

Please call the undersigned at (614) 249-7470 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY


/s/ Theresa Rittinger Schaefer

Theresa Rittinger Schaefer
Counsel

TRS/mes

cc:  Lorna MacLoed
     Office of Insurance Products and Legal Compliance
     Stop 10-6